10A. Interests in affiliates	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Interests in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

The Group acquired 20% equity interests in Zhejiang Tianlan Environmental Protection Technology Co. Ltd, (“Tianlan”), a company incorporated in the PRC for a total consideration of US$4,648,000 in 2007. In 2010, Tianlan increased its share capital and the Group further invested US$262,000 in order to maintain the share holding of 20% in Tianlan. In 2011, Tianlan increased its share capital and the Group further invested US$435,000 in order to maintain the share holding of 20% in Tianlan.

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2013	2012
Balance Sheet:	US$’000	US$’000

Current assets	55,742	57,431

Non-current assets	9,733	9,605
	──────	──────
Total assets	65,475	67,036

Total liabilities	(40,672)	(42,889)
	-----------	-----------

Total shareholders’ equity	24,803	24,147
	══════	══════

	2013	2012
Operating results:	US$’000	US$’000

Net sales	61,997	44,543
	══════	══════

Operating profits/(loss)	833	(326)
	══════	══════

Net profits/(loss)	1,248	(196)
	══════	══════

The Group acquired 20% of the equity interests in Zhejiang Jia Huan Electronic Co. Ltd., (“Jia Huan”), a company incorporated in the PRC, for approximately US$2,610,000 in 2008. Jia Huan has been in the environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2013	2012
Balance Sheet:	US$’000	US$’000

Current assets	20,556	17,371

Non-current assets	5,635	5,650
	──────	──────
Total assets	26,191	23,021

Total liabilities	(11,643)	(9,893)
	-----------	-----------

Total shareholders’ equity	14,548	13,128
	══════	══════

	2013	2012
Operating results:	US$’000	US$’000

Net sales	14,672	12,631
	══════	══════

Operating profits	545	428
	══════	══════

Net profits	377	243
	══════	══════